Provisions and Contingent Liabilities - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Other provisions	R$ 15,193	R$ 17,474	R$ 11,843	R$ 5,334
Estimated financial effect of contingent liabilities	153,951	89,323
Tax contingencies [member]
Disclosure of contingent liabilities [line items]
Other provisions	9,878	9,392
Civil contingencies [member]
Disclosure of contingent liabilities [line items]
Other provisions	2,673	5,610
Judicial deposit assets	9,744	4,500
Labor contingencies [member]
Disclosure of contingent liabilities [line items]
Other provisions	R$ 2,642	R$ 2,472